Profit and loss information	6 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Profit and loss information	Profit and loss information

(EUR thousand)		Three months ended September 30		Six months ended September 30
Expenses by nature	Note	2023	2022	2023	2022
Employee benefit expenses		(27,995)	(25,391)	(58,927)	(50,440)
Depreciation and amortization		(9,998)	(12,658)	(20,135)	(30,217)
Agent costs		(21,474)	(16,467)	(39,978)	(28,248)
IT costs		(3,909)	(3,694)	(7,408)	(6,980)
Auditors, lawyers and consultants		(2,711)	(2,597)	(5,305)	(4,776)
Advertising and promotion		(3,323)	(3,449)	(8,168)	(6,480)
Travel, entertainment, office and rental cost		(3,139)	(2,459)	(6,163)	(4,849)
Share based payment transactions expenses		(2,366)	(3,126)	(2,966)	(4,692)
External and other personnel cost		(2,466)	(1,644)	(4,437)	(3,128)
Business restructuring expenses		(43)	(3,614)	(126)	(3,934)
Corporate restructuring expenses		(249)	(402)	(317)	(523)
Impairments		(25)	—	(48)	(567)
Change in fair value of warrants and put options	9	(8,839)	(1,927)	(750)	5,013
Other operating expenses		(2,143)	(2,429)	(4,069)	(3,085)
Total operating expenses		(88,680)	(79,857)	(158,797)	(142,906)
Employee benefit expenses
For the three and six months ended September 30, 2023 the main driver of the total increase in employee benefit expenses is the average number of employees that increased from 1,580 (in the three months ended September 30, 2022) to 1,907 and from 1,528 (in the six months ended September 30, 2022) to 1,871.
Depreciation & amortization
The depreciation of property, plant and equipment amounted to EUR2.9 million and EUR6.3 million for the three and six months ended September 30, 2023 respectively (EUR3.6 million and EUR7.5 million for the three and six months ended September 30, 2022, respectively) comprising mostly of depreciation related to the right of use assets. For the same period the amortization of intangible assets predominantly sources from capitalized intangible assets amounting to EUR5.9 million and EUR11.4 million for the three and six months ended September 30, 2023. For the three and six months ended September 30, 2022 the expense mainly comprised of the amortization of capitalized intangible assets amounting to EUR5.2 million and EUR9.8 million and secondarily it includes the amortization of customer relationships recognized in the process of the purchase price allocation during the 2012 acquisition of Global Blue by Silver Lake and Partners Group for which the amortization period ended on July 31, 2022, and amounted to EUR3.1 million and EUR11.5 million.
Agent costs
For the three and six months ended September 30, 2023 agent costs, referring to merchant acquiring fees, have increased as a consequence of the overall business recovery.
Share-based payment transactions
For the three months ended September 30, 2023 share-based payments expenses primarily comprise of EUR1.4 million (EUR3.1 million for the three months ended September 30, 2022) for restricted share grants and share options issued within the framework of the MIP adopted in November 2020, and the share options issued as part of the 2019 Employee Share Option Plan, and of EUR1.0 million (nil for the three months ended September 30, 2022) corresponding to the expenses for stock-option plans approved and issued by RTS entities.
For the six months ended September 30, 2023 share-based payments expenses primarily comprise of EUR2.8 million (EUR4.7 million for the six months ended September 30, 2022) for restricted share grants and share options issued within the framework of the MIP adopted in November 2020, and the share options issued as part of the 2019 Employee Share Option Plan, and of EUR0.1 million (nil for the six months ended September 30, 2022) for stock-option plans approved and issued by RTS entities.
Business restructuring expenses
For the three and six months ended September 30, 2022 business restructuring expenses correspond primarily to the loss arising from the sale of our TFSS business in Russia, and related deconsolidation.
Change in fair value of warrants and put options
For the three months ended September 30, 2023, the majority of EUR8.8 million loss corresponds to the loss associated with the change in fair value of the warrant liabilities of EUR8.6 million (EUR1.5 million loss for the three months ended September 30, 2022), and was increased by EUR0.1 million loss associated with the change in the fair value of the put options of ZigZag (EUR0.1 million loss for the three months ended September 30, 2022), and EUR0.1 million loss associated with the put options of Yocuda (EUR0.3 million loss for the three months ended September 30, 2022).
For the six months ended September 30, 2023, the majority of EUR0.8 million loss corresponds to the loss associated with the change in fair value of the warrant liabilities of EUR0.4 million (EUR2.1 million gain for the six months ended September 30, 2022), and was increased by EUR0.2 million loss associated with the change in the fair value of the put options of ZigZag (EUR2.1 million gain for the six months ended September 30, 2022), and EUR0.2 loss associated with the put options of Yocuda (EUR0.8 million gain for the six months ended September 30, 2022).

As of September 30, 2023 the impairment assessment as of March 31, 2023 is still considered valid and no further impairment indicators were identified in the Company’s assets or CGUs.
Net finance costs
For the three months ended September 30, 2023 the net finance cost amounted to EUR13.9 million (EUR13.8 million for the three months ended September 30, 2022) out of which the finance costs amounted to EUR15.9 million (EUR14.2 million for the three months ended September 30, 2022). The latter predominantly comprise of EUR13.0 million linked to bank borrowings and amortization of related capitalized borrowing fees and EUR2.5 million of net foreign exchange losses (for the three months ended September 30, 2022 it predominantly comprised of EUR6.5 million linked to bank borrowings and amortization of related capitalized borrowing fees, EUR3.7 million of net foreign exchange losses and EUR3.9 million of other financial expenses being mainly forward trading exchange losses), partially offset by EUR1.3 million of interest income on bank deposits (EUR0.1 million for the three months ended September 30, 2022) and by EUR0.7 million of other finance income (EUR0.3 million for the three months ended September 30, 2022).
For the six months ended September 30, 2023 the net finance cost amounted to EUR24.6 million (EUR23.8 million for the six months ended September 30, 2022) out of which the finance costs amounted to EUR27.7 million (EUR24.4 million for the six months ended September 30, 2022). The latter predominantly comprise of EUR24.3 million of interest linked to bank borrowings and amortization of related capitalized borrowing fees and EUR2.4 million of net foreign exchange losses (for the six months ended September 30, 2022 it predominantly comprises of EUR12.4 million of interest linked to bank borrowings and amortization of related capitalized borrowing fees, EUR8.4 million of net foreign exchange losses and EUR3.6 million of other financial expenses being mainly forward trading exchange losses) partially offset by EUR2.3 million of interest income on bank deposits (EUR0.2 million for the six months ended September 30, 2022) and by EUR0.8 million of other finance income (EUR0.4 million for the six months ended September 30, 2022).

Income tax

(EUR thousand)	Three months ended September 30		Six months ended September 30
Income tax	2023	2022	2023	2022
Current income tax expense	(6,195)	(2,662)	(11,421)	(3,744)
Adjustment in respect of current income tax of previous years	73	3,162	117	3,587
Adjustment in respect of deferred income tax of previous years	(1,279)	(220)	320	(239)
Deferred tax benefit / (expense)	(1,397)	299	(1,857)	3,035
Income tax benefit / (expense) reported in the income statement	(8,798)	579	(12,841)	2,639
The adjustment in respect of current income tax of previous years for the three and six months ended September 30, 2022 contains a benefit of EUR3.2 million resulting from the reversal of a previously recorded uncertain tax position based on the final tax assessment received from the German authorities.
For the six months ended September 30, 2023 the deferred income tax of previous years consist of a benefit of EUR1.6 million arising from the updated estimate of deferred tax on amortization of intangible assets from past business combinations which is partially offset by deferred tax expenses of EUR1.3 million resulting from adjustments to tax loss carried forward in the three months ended September 30, 2023.